UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07292

                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                    Date of fiscal year end: October 31, 2006

          Date of reporting period: November 1, 2005 - January 31, 2006

Item 1. Schedule of Invesments

North American Government Bond Fund, Inc.


Schedule of Investments (Unaudited)                                                                        January 31, 2006

                                                                        INTEREST  MATURITY    PAR/NOMINAL        MARKET
SECURITY                                                                 RATE       DATE        VALUE(1)          VALUE
----------------------------------------------------------------------------------------------------------------------------

CANADIAN SECURITIES - 11.28%
Canadian Government Bond                                                4.500%      6/1/15   C 23,800,000      $ 21,424,388
                                                                                                          ------------------

              Total Canadian Securities
                     (Cost $20,978,301)                                                                          21,424,388
                                                                                                          ------------------

MEXICAN SECURITIES - 14.03%
Mexican Bono(2)                                                         9.000%    12/22/11  P  80,322,900       (8,088,636)
Mexican Bono(2)                                                         9.000%    12/20/12     95,931,100       (9,652,508)
Mexican Cetes(3)                                                        7.640%(4)   7/6/06     95,970,000       (8,896,644)
                                                                                                          ------------------

              TOTAL MEXICAN SECURITIES
                     (COST $25,279,998)                                                                          26,637,788
                                                                                                          ------------------

US SECURITIES - 66.46%
US Treasury Bond                                                        7.625%     2/15/25   $ 10,100,000        13,724,953
US Treasury Bond                                                        6.000%     2/15/26     11,500,000        13,359,766
US Treasury Bond                                                        6.375%     8/15/27     22,100,000        26,951,641
US Treasury Note                                                        3.125%     1/31/07      2,000,000         1,971,719
US Treasury Note                                                        3.000%     2/15/08     16,100,000        15,629,578
US Treasury Note                                                        3.250%     8/15/08      5,500,000         5,337,578
US Treasury Note                                                        3.125%     9/15/08      2,000,000         1,932,812
US Treasury Note                                                        5.000%     2/15/11     19,500,000        19,950,938
US Treasury Note                                                        5.000%     8/15/11      6,500,000         6,661,484
US Treasury Note                                                        4.250%     8/15/13      9,750,000         9,573,281
US Treasury Note                                                        4.125%     5/15/15     11,500,000        11,144,219
                                                                                                          ------------------

              TOTAL US SECURITIES
                    (COST $131,539,389)                                                                        126,237,969
                                                                                                          ------------------

REPURCHASE AGREEMENT - 7.23%
             JPMORGAN CHASE BANK, N.A.
                            Dated 1/31/06, 3.100%, principal and interest in the amount of $13,740,183 due 2/1/06, collaterized by a US Treasury Bond, par value of $10,735,000,
                            due 2/15/23 with a value of $14,015,732                                              13,739,000
                                                                                                          ------------------

              TOTAL REPURCHASE AGREEMENT
                     (COST $13,739,000)                                                                          13,739,000
                                                                                                          ------------------

TOTAL INVESTMENTS - 99.00%
                  (COST $191,536,688)*                                                                          188,039,145
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.00%                                                                     1,894,926
                                                                                                          ------------------
NET ASSETS - 100.00%                                                                                          $ 189,934,071
                                                                                                          ==================

----------------------------------------------------------------------------------------------------------------------------

1    Par Value is shown in local currency:  Canadian  dollars (C), Mexican pesos
     (P) and US dollars ($).

2 Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

3    Cetes are short-term zero-coupon Mexican government debt securities.

4    Yield as of January 31, (2006.)

*    Cost for  Federal  income tax  purposes  is  substantially  the same as for
     financial  statements  and  net  unrealized   appreciation   (depreciation)
     consists of:

     Gross Unrealized Appreciation                                    $1,803,877
     Gross Unrealized Depreciation                                   (5,301,420)
                                                                    ------------
     Net Unrealized Appreciation (Depreciation)                     ($3,497,543)
                                                                    ============

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


NORTH AMERICAN GOVERNMENT BOND FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:   3/17/06
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:   3/17/06
        __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:   3/17/06
        __________________________